Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Transactions with Related Parties
Defined benefit obligation		$ 1,277,233	$ 3,184,365
Service cost		$ 94,416	175,648
Contributions to plan, net defined benefit liability (asset)			6,972
Target period for revenue and EBITDA		5 years
Present value of this long-term employee benefit obligation		$ 337,450	207,640
Net cost of related services		129,810	207,640	$ 225,804
Directors, alternate directors and officers
Transactions with Related Parties
Key management compensation		963,254	1,115,354	936,794
Defined benefit obligation		178,340	212,310	196,584
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers		$ 64,042	76,241	71,744
Directors, alternate directors and officers | Cable Segment
Transactions with Related Parties
Deferred compensation paid	$ 1,107,658		$ 1,208
Officers | Cable Segment
Transactions with Related Parties
Defined benefit obligation				1,224,000
Deferred compensation plan term					5 years
Service cost				225,804
Contributions to plan, net defined benefit liability (asset)				435,500
Deferred compensation paid				$ 470,000